Income Tax Benefit: Schedule of Components of Income Tax (Provision) Benefit (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Details
Current Federal Tax Benefit			$ 1,142,968	$ 443,173
Current State Tax Benefit			131,774	37,936
Total Current Tax Benefit			1,274,742	481,109
Deferred Federal Tax (Expense)			(73,928)	(88,719)
Deferred State and Tax (Expense)			(13,955)	(16,914)
Total Deferred Tax (Expense)			(87,883)	(105,633)
Total Income Tax Benefit Before Valuation Allowance			1,186,859	375,476
Valuation allowance			(1,186,859)	(375,476)
Income Tax (Provision) Benefit	$ 0	$ 0	0	0
Net operating loss carryforward			1,554,785	367,926
Less valuation allowance			(1,554,785)	(367,926)
Deferred Tax Assets, Net of Valuation Allowance			$ 0	$ 0